Income Taxes - Components of Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
United States			$ (45,123)	$ (39,350)	$ (25,387)
International			(623)	903	461
Loss before income taxes	$ (9,075)	$ (10,660)	$ (45,746)	$ (38,447)	$ (24,926)